SHARE CAPITAL (Details 1) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Numerator - basic and diluted earnings per share:
Net (loss) income and comprehensive (loss) income		$ (13,553,616)	$ 6,885,430
Denominator - basic earnings per share:
Weighted average number of shares - basic		99,282,045	76,876,971
Denominator - diluted earnings per share:
Stock Options	[1]	0	1,218,015
Warrants	[1]	0	2,431,119
Weighted average number of shares - diluted		99,282,045	80,526,105
Earnings (loss) per share - basic		$ (0.14)	$ 0.09
Earnings (loss) per share - diluted		$ (0.14)	$ 0.09

[1]	Stock options and warrants were excluded from the weighted average number of shares as they were anti-dilutive for the year ended December 31, 2018.